Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2024	Sep. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On (3)		Net Income (Loss) (4) ($)	Company Selected Performance Measure - Adjusted EBITDA (5) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)

2024	$10,448,954	$8,142,899	$2,166,012	$744,527	$79.50	$161.63	$238,100,000	$352,900,000

2023	$3,181,908	$1,431,836	$1,029,502	$639,455	--	--	$293,700,000	$404,000,000

__________________

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Ms. Scott served as CEO in fiscal years 2023 and 2024.Non-CEO NEOs were as follows for fiscal years 2023 and 2024:
(i)2024: Messrs. Dillon, Donovan, Shih and Ms. Kervin.
(ii)2023: Messrs. Dillon, Donovan, Shih and Ms. Kervin.

Peer Group Issuers, Footnote	Total Shareholder Return (TSR) assumes $100 is invested as of October 2, 2023. TSR represents cumulative return over fiscal year 2024. The Peer
Group used for this calculation was the Standard & Poor’s Small Cap 600 Index (or “S&P 600”) which is also reported in our Annual Report on Form
10-K in the Stock Performance Graph for fiscal year 2024.

PEO Total Compensation Amount	$ 10,448,954	$ 3,181,908
PEO Actually Paid Compensation Amount	$ 8,142,899	1,431,836
Adjustment To PEO Compensation, Footnote	To determine the amounts in column (a) in the PvP table, the following amounts were deducted from and added to
(as applicable) Ms. Scott’s total compensation as reported in the Summary Compensation Table (SCT), in accordance with
Item 402(v) of Regulation S-K.

Year	SCT Total Reported for Ms. Scott ($)	SCT Reported Equity Value for Ms. Scott ($)	Equity Award Value Adjustments for Ms. Scott (1) ($)	Compensation Actually Paid to Ms. Scott ($)

2024	$10,448,954	($9,493,722)	$7,187,667	$8,142,899

2023	$3,181,908	($1,750,072)	$0	$1,431,836

__________________
(1)Represents the year-over-year change in the fair value of Ms. Scott’s equity awards as summarized below:

Year	Year End Fair Value Outstanding and Unvested Equity Awards Granted this Year ($)	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of the Vesting Date of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested this Year ($)	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions this Year ($)	Value of Dividends or other earnings Paid on Equity Awards not reflected in Fair Value or Total Comp. ($)	Total Equity Award Adjustments ($)

2024	$7,832,897	($311,054)	$0	($70,221)	($263,955)	$0	$7,187,667

2023	$0	$0	$0	$0	$0	$0	$0

__________________
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly in-the-money or out-of-the-money. For additional information on the valuation assumption refer to “Note 12 – Share-Based
Compensation” to our audited consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended
September 27, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 2,166,012	1,029,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 744,527	639,455
Adjustment to Non-PEO NEO Compensation Footnote	To determine the amounts in column (b) in the PvP table, the following amounts were deducted from and added to
(as applicable) our Non-CEO NEO’s average total compensation as reported in the Summary Compensation Table (SCT), in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total Reported for Non-CEO NEOs ($)	SCT Reported Equity Value for Non-CEO NEOs ($)	Equity Award Value Adjustments for Non-CEO NEOs (1) ($)	Compensation Actually Paid for Non-CEO NEOs ($)

2024	$2,166,012	($1,558,904)	$137,419	$744,527

2023	$1,029,502	($390,047)	$0	$639,455

__________________
(1)Represents the year-over-year change in the fair value of our Non-CEO NEO’s equity awards to as summarized below:

Year	Year End Fair Value Outstanding and Unvested Equity Awards Granted this Year ($)	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of the Vesting Date of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested this Year ($)	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions this Year ($)	Value of Dividends or other earnings Paid on Equity Awards not reflected in Fair Value or Total Comp. ($)	Total Equity Award Adjustments ($)

2024	$210,719	($10,245)	$0	($29,914)	($33,141)	$0	$137,419

2023	$0	$0	$0	$0	$0	$0	$0

__________________
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly in-the-money or out-of-the-money. For additional information on the valuation assumption refer to “Note 12 – Share-Based
Compensation” to our audited consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended
September 27, 2024.

Compensation Actually Paid vs. Total Shareholder Return	The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PVP table above.
Compensation Actually Paid (CAP) vs. Vestis TSR vs. Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs. Net Income (in Thousands)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs. Adjusted EBITDA (in Thousands)
Total Shareholder Return Vs Peer Group	The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PVP table above.
Compensation Actually Paid (CAP) vs. Vestis TSR vs. Peer Group TSR

Tabular List, Table	The following financial performance measures (listed alphabetically) are used to link NEO Compensation Actually
Paid to company performance during the most recently completed fiscal year.

Performance Measures
Adjusted EBITDA
Organic Revenue Sales Growth
Adjusted Free Cash Flow
Relative TSR

Total Shareholder Return Amount	$ 79.50	0
Peer Group Total Shareholder Return Amount	161.63	0
Net Income (Loss)	$ 238,100,000	$ 293,700,000
Company Selected Measure Amount	352,900,000	404,000,000
PEO Name	Ms. Scott
Additional 402(v) Disclosure	Net Income (Loss) reflected represents GAAP Net Income (Loss) as reported in our Annual Report on Form 10-K within Results of Operations for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the company-selected performance measure per the requirements of Item 402(v) of Regulation S-K. Adjusted EBITDA
represents reported EBITDA for the applicable fiscal year adjusted by adding selected expenses that the company believes do not reflect normal operating conditions and subtracting certain selected income items that do not reflect normal operating conditions. All adjustments are subject to the
Compensation Committee’s approval and/or determination that certain items do not reflect normal operating conditions. Reconciliation of Adjusted
EBITDA to measures calculated in accordance with GAAP is provided in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Organic Revenue Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,493,722)	$ (1,750,072)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,187,667	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,832,897	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311,054)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,221)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(263,955)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,558,904)	(390,047)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,419	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,719	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,245)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,914)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,141)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0